Variable Interest Entities and Securitizations - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 121	¥ 248
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 70	¥ 187